Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of maturity analysis for derivative financial liabilities [Table Text Block]
	Within one year	Between one and five years	More than five years
Trade payables and accrued liabilities	$130,699	$—	$—
Lease obligation	88,182	129,212	—
Loan	—	40,000	—
Asset retirement obligations	—	—	275,000
	$218,881	$169,212	$275,000

Disclosure of financial assets [Table Text Block]
	December 31, 2020 $	December 31, 2019 $
Amortized cost:
Interest receivable and other receivables	6,302	2,624
Reclamation deposits	232,000	232,000
Fair value through profit or loss:
Cash and cash equivalents	3,762,980	1,640,642
	4,001,282	1,875,266

Disclosure of financial liabilities [Table Text Block]
	December 31, 2020 $	December 31, 2019 $
Amortized cost:
Trade payables and accrued liabilities	130,699	383,785
Lease obligation	217,394	293,464
Loan	40,000	—
	388,093	677,249

Disclosure of fair value measurement of assets [Table Text Block]
	As at December 31, 2020
	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,762,980	$—	$—

Total	$3,762,980	$—	$—
	As at December 31, 2019
	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,640,642	$—	$—

Total	$1,640,642	$—	$—